INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) before taxes:
Domestic	$ 100,145	$ 103,432	$ 142,831
Foreign	(11,457)	(12,411)	(3,514)
Total profit before taxes	$ 88,688	$ 91,021	$ 139,317